Property and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets	calculated using the straight-line method by applying various useful lives to each class of property and equipment. At December 31, 2025 and 2024, property and equipment consisted of the following:

	Leasehold improvements	Equipment	Right-of-use assets	Total
Cost value as of January 1, 2025 ........................................	12	53	178	243
Additions ..............................................................................	—	3	—	3
Sales/disposals ...................................................................	—	(2)	(7)	(9)
Remeasurement .................................................................	—	—	(3)	(3)
Currency translation difference ......................................	2	9	31	42
Cost value as of December 31, 2025 ..................................	14	63	199	276

Depreciation as of January 1, 2025 ...................................	(9)	(39)	(77)	(125)
Depreciation for the year .................................................	—	(3)	(15)	(18)
Sales/disposals ...................................................................	—	1	7	8
Currency translation difference ......................................	(1)	(7)	(16)	(24)
Depreciation as of December 31, 2025..............................	(10)	(48)	(101)	(159)

Impairment as of January 1, 2025 ......................................	(1)	(3)	(29)	(33)
Impairment for the year ....................................................	(3)	(2)	(16)	(21)
Sales/disposals ...................................................................	—	—	—	—
Currency translation difference ......................................	—	(1)	(2)	(3)
Impairment as of December 31, 2025 ................................	(4)	(6)	(47)	(57)

Carrying amount as of December 31, 2025 .......................	—	9	51	60

	Leasehold improvements	Equipment	Right-of-use assets	Total
Cost value as of January 1, 2024 .........................................	$14	$60	$226	$300
Additions ...............................................................................	—	1	—	1
Sales/disposals ...................................................................	(1)	(4)	(31)	(36)
Remeasurement ..................................................................	—	—	(1)	(1)
Currency translation difference ......................................	(1)	(4)	(16)	(21)
Cost value as of December 31, 2024 ..................................	$12	$53	$178	$243

Depreciation as of January 1, 2024 ....................................	$(10)	$(38)	$(95)	$(143)
Depreciation for the year ..................................................	(1)	(7)	(16)	(24)
Sales/disposals ...................................................................	1	3	27	31
Currency translation difference ......................................	1	3	7	11
Depreciation as of December 31, 2024 ..............................	$(9)	$(39)	$(77)	$(125)

Impairment as of January 1, 2024 ......................................	$(2)	$(3)	$(30)	$(35)
Impairment for the year ....................................................	—	—	(6)	(6)
Sales/disposals ...................................................................	—	—	3	3
Currency translation difference ......................................	1	—	4	5
Impairment as of December 31, 2024 ................................	$(1)	$(3)	$(29)	$(33)

Carrying amount as of December 31, 2024 .......................	$2	$11	$72	$85